SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of property plant and equipment useful lives (Details)	Dec. 31, 2024
Electronic Equipment | Minimum
Property, Plant and Equipment
Estimated Useful Life	3 years
Electronic Equipment | Maximum
Property, Plant and Equipment
Estimated Useful Life	4 years
Office equipment and fixtures
Property, Plant and Equipment
Estimated Useful Life	5 years
Data center machinery and equipment
Property, Plant and Equipment
Estimated Useful Life	10 years
Buildings
Property, Plant and Equipment
Estimated Useful Life	50 years